GOODWILL AND INTANGIBLE ASSETS (Schedule of Principal Development Projects) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	$ 6,115	$ 8,582
Continuous glucose monitoring testing [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	4,370	7,040
Premier Instruments for A1c and haemoglobinopathies testing [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	383	1,542
Metabolomic PrePsia [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	1,340	0
Other Projects [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	$ 22	$ 0